Financial Instruments and Risk Management - Offsetting Financial Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Offsetting financial assets [abstract]
Offsetting financial assets, Gross amount	$ 813	$ 789
Offsetting financial assets, Amount offset	(455)	(391)
Offsetting financial assets, Net amount	358	399
Offsetting financial liabilities [abstract]
Offsetting financial liabilities, Gross amount	(863)	(1,179)
Offsetting financial liabilities, Amount offset	369	475
Offsetting financial liabilities, Net amount	(494)	(704)
Financial liabilities, derivatives
Offsetting financial liabilities [abstract]
Offsetting financial liabilities, Gross amount	(107)	(246)
Offsetting financial liabilities, Amount offset	62	122
Offsetting financial liabilities, Net amount	(45)	(123)
Financial liabilities, normal purchase and sale agreements
Offsetting financial liabilities [abstract]
Offsetting financial liabilities, Gross amount	(756)	(933)
Offsetting financial liabilities, Amount offset	307	353
Offsetting financial liabilities, Net amount	(449)	(581)
Financial assets, derivatives
Offsetting financial assets [abstract]
Offsetting financial assets, Gross amount	188	150
Offsetting financial assets, Amount offset	(120)	(111)
Offsetting financial assets, Net amount	68	40
Financial assets, normal purchase and sale agreements
Offsetting financial assets [abstract]
Offsetting financial assets, Gross amount	625	639
Offsetting financial assets, Amount offset	(335)	(280)
Offsetting financial assets, Net amount	$ 290	$ 359